Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Consolidated Statements of Comprehensive Loss
Net loss		$ (3,780,222)
Items that may subsequently be reclassified to net loss:
Currency translation adjustment, net of tax of $nil	$ (1,564,192)	(265,933)
Cumulative translation adjustment upon wind-up of a subsidiary		(464,256)
Other comprehensive loss, net of taxes	(1,564,192)	(730,189)
Attributable to:
Equity holders of the Company	(1,564,192)	(613,655)
Non-controlling interests		(116,534)
Other comprehensive loss, net of taxes	(1,564,192)	(730,189)
Total comprehensive loss, net of taxes	(5,754,560)	(4,510,411)
Attributable to:
Equity holders of the Company	(5,754,560)	(4,370,712)
Non-controlling interests		(139,699)
Total comprehensive loss, net of taxes	$ (5,754,560)	$ (4,510,411)